Consolidated Statements of Equity - USD ($) $ in Thousands	Total		Share capital [member]	Contributed surplus [member]	Accumulated other comprehensive income (loss) [member]	Deficit [member]	Attributable to owners of Turquoise Hill [member]	Non-controlling interest [member]
Beginning balance (As restated [Member]) at Dec. 31, 2018	$ 8,409,085		$ 11,432,122	$ 1,558,264	$ 844	$ (3,671,432)	$ 9,319,798	$ (910,713)
Beginning balance (Impact of change in accounting policy [Member]) at Dec. 31, 2018	(1,700)					(1,122)	(1,122)	(578)
Beginning balance at Dec. 31, 2018	8,410,785		11,432,122	1,558,264	844	(3,670,310)	9,320,920	(910,135)
Income (loss) for the year	(476,918)					(150,457)	(150,457)	(326,461)
Other comprehensive Income/loss for the year	(1,657)	[1]			(1,657)		(1,657)
Employee share plans	547			547			547
Ending balance at Dec. 31, 2019	7,931,057		11,432,122	1,558,811	(813)	(3,821,889)	9,168,231	(1,237,174)
Income (loss) for the year	494,642					406,288	406,288	88,354
Other comprehensive Income/loss for the year	2,231	[1]			2,231		2,231
Employee share plans	23			23			23
Ending balance at Dec. 31, 2020	$ 8,427,953		$ 11,432,122	$ 1,558,834	$ 1,418	$ (3,415,601)	$ 9,576,773	$ (1,148,820)

[1]	No tax charges and credits arose on items recognized as other comprehensive income (loss) in 2020 (2019 nil).